CGM
CAPITAL
DEVELOPMENT
FUND

160th Quarterly Report
June 30, 2001

A No-Load Fund

[LOGO] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

INVESTMENT ADVISER

       CAPITAL GROWTH MANAGEMENT
       LIMITED PARTNERSHIP
       Boston, Massachusetts 02110

----------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges
    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance
    Call 800-345-4048

----------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CQR2 01                                                      Printed in U.S.A.

To Our Shareholders:
--------------------------------------------------------------------------------
CGM Capital Development Fund declined -1.2% during the second quarter of 2001 compared to the Standard and Poor's 500 Index, which increased +5.9% over the same period. For the first six months of the year, CGM Capital Development Fund declined -16.6% and the S&P 500, -6.7%.

One year ago, the U.S. economy led global economies into a slowdown. With the help of the Federal Reserve Board, investors are expecting the U.S. economy also to lead the way to recovery.

The slowdown is most pronounced in capital spending with corporate profits taking the brunt of the weakness. Capital spending on technology in particular has dropped sharply, eroding the profits of telecommunications and technology companies even further. The once-hot tech and telecom sectors are now in recession with no recovery in sight. How much of this damage will spill into other industries remains to be seen. U.S. companies deriving large revenues from abroad are experiencing the same slowing conditions overseas. Despite the reduction in short-term rates, the dollar remains exceptionally strong and is contributing to currency losses, exacerbating an already difficult situation for multinational corporations.

Sounding a more positive note, thus far, consumer spending for housing and autos has held up surprisingly well. The Fed has aggressively reduced short-term interest rates six times in six months in an effort to prod the recovery. And, in a rare occurrence, Congress is not only reducing taxes but also is doing so on a timely basis with refunds to consumers due shortly. Add to the list energy prices which have finally subsided and we believe the outlook for a business recovery in 2002 is encouraging.

The security markets diverged in the first six months of the year: The Dow Jones Industrial Average is down about 2%; the S&P 500 is down about 7%; and the NASDAQ is off about 12%. Yet, despite index declines and lower interest rates, the markets remain expensive from a historical perspective. Still, there are good values emerging in secondary- type securities, and with some hope of economic recovery by year-end, the general market could begin to reflect these prospects.

CGM Capital Development Fund holds important positions in the housing and building materials, beverages and tobacco, and savings and loan/thrifts industries. The Fund's three largest holdings are Philip Morris Companies, Inc., the Lennar Corporation and Golden West Financial Corporation.

                                    /s/ Robert L. Kemp

                                        Robert L. Kemp
                                        President

July 5, 2001

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2001

                    CGM CAPITAL
                    DEVELOPMENT     S&P 500      THE FUND'S AVERAGE
                       FUND          INDEX       ANNUAL TOTAL RETURN
                    ------------  -----------  -----------------------
10 Years ...........  +246.2%       +307.7%            +13.2%
 5 Years ...........  + 27.5        + 96.6             + 5.0
 1 Year ............  - 19.1        - 14.9             -19.1
 3 Months             -  1.2        +  5.9               --

The percentage figures for the Fund are based upon the beginning net asset values of $26.10, $31.91, $25.99 and $21.19, respectively, and the June 30, 2001 net asset value of $20.94 per share assuming the reinvestment of income dividends, capital gains and paid-in capital distributions during such respective periods.

The S&P 500 Stock Index has also been adjusted for the reinvestment of income dividends during these periods. Although the S&P 500 Index and the Fund are not directly comparable, the Index is shown because it is widely used by investors to measure unmanaged stock market performance. When viewing the Fund's performance, one should keep in mind the Fund's investment objective and policies, the characteristics and quality of its portfolio securities, and the periods selected.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                                 CGM CAPITAL DEVELOPMENT FUND
 ----------------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------------------
                                              25 YEAR INVESTMENT RECORD
                                     DECEMBER 31, 1975 -- JUNE 30, 2001 (UNAUDITED)
 ----------------------------------------------------------------------------------------------------------------------------
                               IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1975
 ----------------------------------------------------------------------------------------------------------------------------
            --AND HAD TAKEN ALL DIVIDENDS                                  OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
              AND DISTRIBUTIONS IN CASH                                       GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
            -----------------------------------------------------------------------------------------------------------------
                                       During the Year
                                    You Would Have Received                                   Which Would Represent
                             ----------------------------------------                  --------------------------------------
                                                                       The Value of                          A Cumulative
                 The Net                                               Your Original                            Change
               Asset Value        Per Share           Per Share         Investment              An            Expressed
    On           of Your        Capital Gains          Income             At Each             Annual        As An Index With
 December     Shares Would      Distributions       Distributions        Year End          Total Return          December 31,
    31          Have Been            of                  of           Would Have Been           of          1975 = 100.0
-----------------------------------------------------------------------------------------------------------------------------
   1975          $ 9.35                                                                                                 100.0
   1976           10.98              --                 $0.13             $ 11.14                +   19.1%              119.1
   1977           10.74              --                  0.18               11.07                -    0.6               118.4
   1978           13.05              --                  0.27               13.83                +   24.9               147.9
   1979           16.20              --                  0.35               17.62                +   27.4               188.4
   1980           20.50            $ 1.65*               0.36               25.18                +   42.9               269.2
   1981           17.34              3.38                0.36               26.31                +    4.5               281.3
   1982           24.88              2.88                0.41               47.07                +   78.9               503.2
   1983           25.21              2.50                0.47               54.41                +   15.6               581.7
   1984           17.28              6.15                0.11               49.95                -    8.2               534.0
   1985           25.02              --                  0.18               73.03                +   46.2               780.7
   1986           23.12              7.46                0.16               93.77                +   28.4              1002.4
   1987           16.56             10.09                0.14              108.68                +   15.9              1161.8
   1988           15.87              0.02                0.62              108.35                -    0.3              1158.3
   1989           18.37              --                  0.34              127.74                +   17.9              1365.6
   1990           18.53              --                  0.10              129.53                +    1.4              1384.7
   1991           25.80             11.07*               0.06              257.89                +   99.1              2756.9
   1992           27.43              2.68*               0.20              303.02                +   17.5              3239.4
   1993           27.71              7.51                0.07              389.99                +   28.7              4169.1
   1994           20.58              0.71                0.07              300.68                -   22.9              3214.4
   1995           27.33              1.68                0.02              424.26                +   41.1              4535.5
   1996           29.08              5.87                0.07              543.48                +   28.1              5810.0
   1997           26.96              9.08                --                673.37                +   23.9              7198.6
   1998           24.95              4.19                0.11              730.61                +    8.5              7810.5
   1999           26.20              0.56                0.11              786.87                +    7.7              8411.9
   2000           25.12              --                  0.10              756.97                -    3.8              8092.2
2001 (6/30)       20.94              --                  --                631.31                -   16.6              6748.9
                                   ------               -----                                    --------
  Totals                           $77.48               $4.99                                    + 6648.9
-----------------------------------------------------------------------------------------------------------------------------

    *Includes $0.09, $0.02 and $0.02 per share distributed from paid-in capital.

-------------------------------------------------------------------------------
The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 2001
(unaudited)

COMMON STOCKS -- 99.6% OF TOTAL NET ASSETS
                                                      SHARES     VALUE(a)
                                                      ------- -------------
BEVERAGES AND TOBACCO -- 13.9%
Loews Corporation .............................       275,000  $ 17,718,250
Philip Morris Companies, Inc. .................       775,000    39,331,250
                                                               ------------
                                                                 57,049,500
                                                               ------------
COMPUTER SOFTWARE AND SERVICES -- 5.2%
Electronic Data Systems Corporation ...........       340,000    21,250,000
                                                               ------------
ELECTRONIC AND COMMUNICATIONS EQUIPMENT -- 9.0%
Celestica, Inc. (b)(c) ........................       410,000    21,115,000
Flextronics International Ltd. (b) ............       585,000    15,619,500
                                                               ------------
                                                                 36,734,500
                                                               ------------
ELECTRONIC COMPONENTS -- 0.7%
Advanced Micro Devices, Inc. (b) ..............       100,000     2,888,000
                                                               ------------
FINANCIAL SERVICES -- 7.8%
AmeriCredit Corporation (b) ...................       470,000    24,416,500
Household International, Inc. .................       115,000     7,670,500
                                                               ------------
                                                                 32,087,000
                                                               ------------
HEALTH CARE SERVICES -- 5.0%
Laboratory Corporation of America Holdings (b)        268,000    20,609,200
                                                               ------------
HOUSING AND BUILDING MATERIALS -- 22.5%
Beazer Homes USA, Inc. (b) ....................       347,000    22,031,030
D.R. Horton, Inc. .............................       136,600     3,100,820
Lennar Corporation ............................       690,000    28,773,000
NVR, Inc. (b) .................................        85,000    12,580,000
Pulte Homes, Inc. .............................       100,000     4,263,000
Ryland Group, Inc. ............................       423,000    21,403,800
                                                               ------------
                                                                 92,151,650
                                                               ------------
METALS AND MINING -- 6.0%
Inco Limited (b)(c) ...........................     1,420,000    24,509,200
                                                               ------------
MISCELLANEOUS -- 10.3%
Reebok International Ltd. (b) .................       674,000    21,534,300
Tyco International Ltd. .......................       380,000    20,710,000
                                                               ------------
                                                                 42,244,300
                                                               ------------
RETAIL -- 1.2%
Lowe's Companies, Inc. ........................        70,000     5,078,500
                                                               ------------

SAVINGS AND LOAN/THRIFTS -- 12.3%
Golden West Financial Corporation .............       402,000    25,824,480
Washington Mutual, Inc. .......................       660,000    24,783,000
                                                               ------------
                                                                 50,607,480
                                                               ------------
TRANSPORTATION -- 5.7%
Expeditors International of Washington, Inc. ..       380,000    23,362,400
                                                               ------------

TOTAL COMMON STOCKS (Identified Cost $379,965,520) ..........   408,571,730
                                                               ------------

SHORT-TERM INVESTMENT -- 0.1%

                                                   FACE AMOUNT
   American Express Credit Corporation, 4.09%,
     7/02/01 (Cost $260,000) ..................      $260,000       260,000
                                                               ------------

TOTAL INVESTMENTS -- 99.7% (Identified Cost $380,225,520)(d)    408,831,730
Cash and Receivables ........................................     5,211,418
Liabilities .................................................    (3,951,443)
                                                               -------------
TOTAL NET ASSETS -- 100.0% ..................................  $410,091,705
                                                               ============


(a)  See Note 1A.
(b)  Non-income producing security.
(c)  The Fund has greater than 10% of its assets at
     June 30, 2001 invested in Canada.
(d)  Federal Tax Information: At June 30, 2001 the net
     unrealized appreciation on investments based on cost
     of $380,225,520 for Federal income tax purposes was
     as follows:
     Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value
      over tax cost ..................................        $ 40,577,089
     Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value .....................................          (11,970,879)
                                                              -------------
     Net unrealized appreciation .....................        $  28,606,210
                                                              =============

                See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2001
(unaudited)

ASSETS
 Investments at value
  (Identified cost -- $380,225,520) .........................      $408,831,730
 Cash .......................................................             1,151
 Receivable for:
  Securities sold ...........................      $4,759,623
  Shares of the Fund sold                               5,785
  Dividends and interest ....................         444,859         5,210,267
                                                   ----------      ------------
                                                                    414,043,148
                                                                   ------------
LIABILITIES
 Payable for:
  Securities purchased ......................       2,716,580
  Shares of the Fund
    redeemed ................................         850,759         3,567,339
                                                   ----------
 Accrued expenses:
  Management fees ...........................         334,591
  Trustees' fees ............................          11,349
  Accounting and
   Administration ...........................           5,208
  Transfer Agent fees .......................           6,546
  Other expenses ............................          26,410           384,104
                                                   ----------      ------------
                                                                      3,951,443
                                                                   ------------
NET ASSETS ..................................................      $410,091,705
                                                                   ============
 Net Assets consist of:
  Capital paid-in ...........................................      $446,796,782
  Undistributed net investment loss .........................          (401,513)
  Accumulated net realized loss .............................       (64,909,774)
  Unrealized appreciation on
   investments -- net .......................................        28,606,210
                                                                   ------------
NET ASSETS ..................................................      $410,091,705
                                                                   ============
 Shares of beneficial interest
  outstanding, no par value .................................        19,586,956
                                                                   ============
 Net asset value per share* .................................            $20.94
                                                                   ============

*Shares of the Fund are sold and redeemed at net asset value
 ($410,091,705 / 19,586,956).

                See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2001
(unaudited)

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax
   of $19,972) ........................................      $  1,979,731
  Interest ............................................            75,090
                                                             ------------
                                                                2,054,821
                                                             ------------
 Expenses
  Management fees .....................................         2,210,264
  Trustees' fees ......................................            23,231
  Accounting and Administration .......................            31,250
  Custodian ...........................................            39,864
  Transfer agent ......................................            67,954
  Audit and tax services ..............................            15,400
  Legal ...............................................            44,735
  Printing ............................................            11,468
  Registration ........................................            10,900
  Miscellaneous .......................................             1,268
                                                             ------------
                                                                2,456,334
                                                             ------------
Net investment loss ...................................          (401,513)
                                                             ------------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS
 Realized loss on investments -- net ..................       (60,017,451)
 Unrealized depreciation -- net .......................       (25,464,880)
                                                             ------------
 Net loss on investments ..............................       (85,482,331)
                                                             ------------

NET CHANGE IN ASSETS FROM OPERATIONS ..................      $(85,883,844)
                                                             ============

                See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS
                                                              ENDED         YEAR ENDED
                                                          JUNE 30, 2001     DECEMBER 31,
                                                           (UNAUDITED)         2000
                                                          -------------    -------------
FROM OPERATIONS
  Net investment income (loss) ........................   $    (401,513)   $   2,596,236
  Net realized loss from investments ..................     (60,017,451)        (911,711)
  Unrealized depreciation .............................     (25,464,880)     (24,663,438)
                                                          -------------    -------------
    Change in net assets from operations ..............     (85,883,844)     (22,978,913)
                                                          -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...............................               0       (2,083,635)
                                                          -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ........................       6,888,459        8,099,611
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ..............               0        1,764,589
                                                          -------------    -------------
                                                              6,888,459        9,864,200
  Cost of shares redeemed .............................     (34,766,911)     (93,484,723)
                                                          -------------    -------------
    Change in net assets derived from capital share
      transactions ....................................     (27,878,452)     (83,620,523)
                                                          -------------    -------------
  Total change in net assets ..........................    (113,762,296)    (108,683,071)

NET ASSETS
  Beginning of period .................................     523,854,001      632,537,072
                                                          -------------    -------------
  End of period (including undistributed net investment
    loss of $401,513 and $0, respectively) ............   $ 410,091,705    $ 523,854,001
                                                          =============    =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..........................         300,580          311,583
  Issued in connection with reinvestment of:
    Dividends from net investment income ..............               0           69,331
                                                          -------------    -------------
                                                                300,580          380,914
    Redeemed ..........................................      (1,571,144)      (3,663,850)
                                                          -------------    -------------
    Net change ........................................      (1,270,564)      (3,282,936)
                                                          =============    =============

                See accompanying notes to financial statements.

                                                    CGM CAPITAL DEVELOPMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                      SIX MONTHS
                                         ENDED                                    YEAR ENDED DECEMBER 31,
                                     JUNE 30, 2001    ----------------------------------------------------------------------------
                                      (UNAUDITED)         2000              1999           1998           1997              1996
For a share of the Fund outstanding
  throughout each period:
Net asset value at the
  beginning of period .............   $     25.12     $     26.20       $     24.95    $     26.96    $     29.08       $     27.33
                                      -----------     -----------       -----------    -----------    -----------       -----------

Net investment income (loss) ......         (0.02)           0.12(b)           0.12           0.11          (0.08)(a)          0.07
Dividends from net investment
  income ..........................          --             (0.10)            (0.11)         (0.11)          --               (0.07)
Net realized and unrealized gain
  (loss) on investments ...........         (4.16)          (1.10)             1.80           2.18           7.04              7.62
Distribution from net realized gain          --              --               (0.49)         (4.12)         (9.08)            (5.84)
Distribution in excess of net
  realized gain on investments ....          --              --               (0.07)         (0.07)          --               (0.03)
                                      -----------     -----------       -----------    -----------    -----------       -----------
Net increase (decrease) in
  net asset value .................         (4.18)          (1.08)             1.25          (2.01)         (2.12)             1.75
                                      -----------     -----------       -----------    -----------    -----------       -----------
Net asset value at end of period ..   $     20.94     $     25.12       $     26.20    $     24.95    $     26.96       $     29.08
                                      ===========     ===========       ===========    ===========    ===========       ===========

Total Return (%) ..................         (16.6)           (3.8)              7.7            8.5           23.9              28.1

Ratios:
Operating expenses to
 average net assets (%) ...........          1.11*           1.10              1.08           1.07           1.07              0.82
Net investment income (loss)
  to average net assets (%) .......         (0.18)*          0.46              0.46           0.39          (0.29)             0.23
Portfolio turnover (%) ............           343*            334               335            335            230               178
Net assets at end of period
  (in thousands)($) ...............       410,092         523,854           632,537        703,418        722,673           631,260

(a) Per share net investment loss does not reflect the year's reclassification of permanent differences between book and tax basis net investment loss. See Note 1D.
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
  * Computed on an annualized basis.

                                          See accomapnying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001
(unaudited)

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Along with five other funds in a separate Trust, there are six CGM funds (CGM Funds). The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2000, there were capital loss carryovers available to offset future realized gains of $4,310,582 expiring in year 2008.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends deduction for income tax purposes.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2001, purchases and sales of securities other than United States government obligations and short-term investments aggregated $764,694,049 and $792,791,900, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2001, the Fund incurred management fees of $2,210,264 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors, which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $31,250, for the period ended June 30, 2001, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six month period ended June 30, 2001 was $2,870 per trustee for the Fund.